Related party transactions - Summary of transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Derivatives	$ 307,726	$ 242,995
Loans and advances to HSBC undertakings	81,616	69,203
Prepayments, accrued income and other assets	156,412	136,680
Total assets	2,984,164	2,715,152	$ 2,558,124
Liabilities
Derivatives	303,001	239,497
Accruals, deferred income and other liabilities	128,624	118,156
Subordinated liabilities	21,951	24,600
Total liabilities	2,779,169	2,522,484
Subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings	5,476	5,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	65,253	61,964
Derivatives	5,784	3,902
Loans and advances to HSBC undertakings	10,785	43,436
Prepayments, accrued income and other assets	1,838	655
Investments in subsidiaries	161,546	163,258
Total related party assets at 31 Dec	250,682	278,244
Assets
Cash and balances with HSBC undertakings	2,913	2,382
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	65,253	61,964
Derivatives	4,698	2,002
Loans and advances to HSBC undertakings	10,443	10,218
Prepayments, accrued income and other assets	1,363	480
Investments in subsidiaries	160,660	161,473
Total assets	245,330	238,519
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings	581	1,553
Derivatives	3,376	2,183
Accruals And Deferred Income, Highest Amount During The Year	2,737	0
Subordinated liabilities	892	892
Total related party liabilities at 31 Dec	7,586	4,628
Liabilities
Amounts owed to HSBC undertakings	330	464
Derivatives	3,060	2,021
Accruals, deferred income and other liabilities	1,936	0
Subordinated liabilities	892	892
Total liabilities	6,218	3,377
Guarantees and commitments, highest amount during the year	15,661	11,541
Guarantees and commitments	$ 13,787	$ 11,061